Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	2016
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	32,816	5,521	27,295
Computer equipment	25,572	10,888	14,684
Office furniture and equipment	5,987	2,247	3,740
	64,375	18,656	45,719

	2015
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	23,225	2,057	21,168
Computer equipment	14,508	5,630	8,878
Office furniture and equipment	4,100	1,098	3,002
	41,833	8,785	33,048

The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss.

	2016 $	2015 $
Cost of revenues	5,329	3,086
Sales and marketing	2,320	1,040
Research and development	1,920	1,191
General and administrative	822	408
	10,391	5,725